INCOME TAXES - Provision Taxes by Geographic Region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Income Tax Disclosure [Abstract]
United States	$ 232	$ 195	$ 205
Non-U.S. jurisdictions	8	3	9
INCOME BEFORE INCOME TAXES	$ 240	$ 198	$ 214